11. NON-INTEREST EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Non-Interest Expense Details
Occupancy, including depreciation, insurance, rent, utilities, etc.	$ 2,508	$ 2,278	$ 2,398
Equipment, including depreciation, telephone, etc.	2,632	2,623	2,528
Data processing	1,360	1,219	1,403
Occupancy, equipment and date processing expense	$ 6,500	$ 6,120	$ 6,329